BLACKROCK FUNDS II

BlackRock LifePath® Smart Beta Retirement Fund

BlackRock LifePath® Smart Beta 2020 Fund

BlackRock LifePath® Smart Beta 2025 Fund

BlackRock LifePath® Smart Beta 2030 Fund

BlackRock LifePath® Smart Beta 2035 Fund

BlackRock LifePath® Smart Beta 2040 Fund

BlackRock LifePath® Smart Beta 2045 Fund

BlackRock LifePath® Smart Beta 2050 Fund

BlackRock LifePath® Smart Beta 2055 Fund

BlackRock LifePath® Smart Beta 2060 Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 25, 2019 to the Prospectuses of the Funds, dated February 28, 2019,

as supplemented to date

Effective immediately, each Prospectus is amended as follows:

The subsection entitled “Details About the Funds — Information About Underlying Funds — Description of ETFs — Equity ETFs” of each Prospectus is amended to add the following underlying funds:

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI Intl Momentum Factor ETF

The iShares Edge MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics.

The Fund seeks to track the investment results of the MSCI World ex USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes equity securities in the top 85% of equity market capitalization in certain developed market countries, excluding the U.S. The Underlying Index is designed to reflect the performance of an equity momentum strategy that emphasizes stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover. The price momentum of a security is measured by the security’s 6-month and 12-month excess price return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past three years. The Underlying Index is rebalanced semi-annually.

As of July 31, 2018, the Underlying Index consisted of securities from 298 companies in the following 22 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI Intl Momentum Factor ETF (continued)	Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and financials industries or sectors. The components of the Underlying Index are likely to change over time.
iShares Edge MSCI Intl Quality Factor ETF

The iShares Edge MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.

The Fund seeks to track the investment results of the MSCI World ex USA Sector Neutral Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”). The Parent Index includes equity securities in the top 85% of equity market capitalization in certain developed market countries, excluding the U.S. The Underlying Index seeks to capture the performance of stocks deemed by MSCI Inc. (the “Index Provider” or “MSCI”) to be quality stocks based on three main fundamental variables: high return on equity, stable year-over-year earnings growth and low financial leverage, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover. The Underlying Index is rebalanced semi-annually.

As of July 31, 2018, the Underlying Index consisted of securities from 301 companies in the following 22 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

iShares Edge MSCI Intl Value Factor ETF	The iShares Edge MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid- capitalization stocks with value characteristics and relatively lower valuations.

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI Intl Value Factor ETF (continued)

The Fund seeks to track the investment results of the MSCI World ex USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI World ex USA Index (the “Parent Index”). The Parent Index includes equity securities in the top 85% of equity market capitalization in certain developed market countries, excluding the U.S. The Underlying Index consists of a fixed number of securities constituting a subset of the Parent Index and is designed to represent the performance of securities that exhibit higher value style characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. The value style characteristics for index construction are defined by MSCI Inc. (the “Index Provider” or “MSCI”) using three accounting variables based on publicly reported financial data: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. The fixed number of securities included in the Underlying Index is evaluated semi-annually.

As of July 31, 2018, the Underlying Index consisted of securities from 349 companies in the following 20 countries or regions: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The Underlying Index includes large- and mid-capitalization companies. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the financials industry or sector. The components of the Underlying Index are likely to change over time.

iShares Edge MSCI USA Momentum Factor ETF

The iShares Edge MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum.

The Fund seeks to track the investment results of the MSCI USA Momentum Index (the “Underlying Index”), which consists of stocks exhibiting relatively higher momentum characteristics than the traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”), as determined by MSCI Inc. (the “Index Provider” or “MSCI”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI. The Underlying Index is designed to measure the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover, each as determined by the Index Provider.

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI USA Momentum Factor ETF (continued)	A risk-adjusted price momentum, defined by MSCI as the excess return over the risk-free rate divided by the annualized standard deviation of weekly returns over the past 3-years, is calculated for each security in the Parent Index over 6- and 12-month time periods. The 6- and 12-month risk-adjusted price momentum calculations are then standardized at +/-3 standard deviations and translated into an average momentum score. The weight of each Underlying Index constituent is determined by multiplying the security’s momentum score by its market capitalization-weight in the Parent Index. As of July 31, 2018, there were 124 securities in the Underlying Index. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and information technology industries or sectors. The components of the Underlying Index are likely to change over time.
iShares Edge MSCI USA Quality Factor ETF

The iShares Edge MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics.

The Fund seeks to track the investment results of the MSCI USA Sector Neutral Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index seeks to measure the performance of securities in the Parent Index that exhibit higher quality characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the Index Provider determines the quality score of each security in the Parent Index based on three fundamental variables: high return on equity, low earnings variability and low leverage. As of July 31, 2018, there were 124 securities in the Underlying Index. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.

iShares Edge MSCI USA Size Factor ETF

The iShares Edge MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization.

The Fund seeks to track the investment results of the MSCI USA Low Size Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI USA Size Factor ETF (continued)	index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid-capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is constructed by applying a mathematical formula that reweights the constituents of its market capitalization-weighted Parent Index, such that smaller companies as measured by market capitalization receive a larger index weight than their larger counterparts. In addition, at each rebalancing, a factor is applied that operates as a constraint or cap on the weight of individual components of the Underlying Index — the “constraint factor.” The constraint factor is held constant between each rebalancing. The constraint factor is calculated by reference to the relative weight of each component in the Parent Index and used to determine the weights of each respective component in the Underlying Index. The constraint factor remains constant between index reviews except in case of corporate events (as defined by the Index Provider). The constraint factor does not limit the market appreciation / depreciation of individual components between each rebalancing. The Underlying Index is rebalanced semi-annually in May and November. As of October 25, 2018, there are 624 component securities in the Underlying Index. As of October 25, 2018, a significant portion of the Underlying Index is represented by securities of companies in the consumer discretionary and information technology industries or sectors. The components of the Underlying Index are likely to change over time. Prior to the selection of the Underlying Index on December 3, 2018, the Fund tracked the MSCI USA Risk Weighted Index.
iShares Edge MSCI USA Value Factor ETF

The iShares Edge MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations.

The Fund seeks to track the investment results of the MSCI USA Enhanced Value Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, the MSCI USA Index (the “Parent Index”). The Parent Index includes U.S. large- and mid- capitalization stocks, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index is designed to measure the performance of securities in the Parent Index that exhibit higher value characteristics relative to their peers within the corresponding Global Industry Classification Standard (GICS®) sector. To construct the Underlying Index, the Index Provider determines the value weighting of each security in the Parent Index using three variables: price-to-book value, price-to-forward earnings and enterprise value-to-cash flow from operations. As of

Fund Name	Investment Objective and Principal Investment Strategies

iShares Edge MSCI USA Value Factor ETF (continued)	July 31, 2018, there were 150 issuers in the Underlying Index. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the information technology industry or sector. The components of the Underlying Index are likely to change over time.
iShares MSCI EAFE Small-Cap ETF

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada.

The Fund seeks to track the investment results of the MSCI EAFE Small Cap Index (the “Underlying Index”), which represents the small-capitalization segment of the MSCI EAFE IMI Index. The MSCI EAFE IMI Index is an equity index developed by MSCI Inc. (the “Index Provider” or “MSCI”) that captures large-, mid- and small-capitalization representation across developed markets outside of the U.S. and Canada. Constituents of the Underlying Index include securities from Europe, Australasia and the Far East. Under MSCI’s Global Investable Market Index (IMI) methodology, the small-capitalization universe consists of securities of those companies not included in the large-capitalization or mid-capitalization segments of a particular market, which together comprise approximately 85% of each market’s free float-adjusted market capitalization.

As of July 31, 2018, the Underlying Index consisted of securities from the following 21 developed market countries or regions: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom (the “U.K.”). The small-cap segment covers the 85%-99% range of each market’s free float-adjusted market capitalization. As of July 31, 2018, a significant portion of the Underlying Index is represented by securities of companies in the industrials industries or sectors. The components of the Underlying Index are likely to change over time.

Shareholders should retain this Supplement for future reference.

PRO-LPSB-0919SUP